Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Abstract]
Depreciation expense		$ 49,068	$ 86,911	$ 83,226
Impairment loss
Carrying value		$ 77,550